Stock-based Compensation - Summary of Stock Options for Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Options for Activity [Line Items]
Number of Options, Granted
Number of Options, Expected to vest	1,246,348
Weighted Average Exercise Price, Expected to vest	$ 1.72
Weighted Average Remaining Contractual Term (In Years), Expected to vest	6 years 2 months 4 days
Aggregate Intrinsic Value, Expected to vest	$ 41,892
Equity Option [Member]
Schedule of Stock Options for Activity [Line Items]
Number of Options, Outstanding balance	3,307,849	1,617,266
Weighted Average Exercise Price, Outstanding balance	$ 1.45	$ 1.1
Weighted Average Remaining Contractual Term (In Years), Outstanding balance	5 years 4 months 24 days	6 years 1 month 28 days	6 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding balance	$ 37,188,000	$ 1,539,000
Number of Options, Granted		1,949,286
Number of Options, Exercised	(85,271)	(93,455)
Weighted Average Exercise Price, Exercised	$ 1.06	$ 0.95
Aggregate Intrinsic Value, Exercised	$ 2,166,000
Number of Options, Forfeited	(3,305)	(165,248)
Weighted Average Exercise Price, Forfeited	$ 1.69	$ 1.28
Number of Options, Outstanding balance	3,219,273	3,307,849	1,617,266
Weighted Average Exercise Price, Outstanding balance	$ 1.46	$ 1.45	$ 1.1
Weighted Average Remaining Contractual Term (In Years), Outstanding balance	5 years 4 months 24 days	6 years 1 month 28 days	6 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding balance	$ 109,044,000	$ 37,188,000	$ 1,539,000
Number of Options, Exercisable or Vested	1,972,925	1,818,510
Weighted Average Exercise Price, Exercisable or Vested	$ 1.29	$ 1.23
Weighted Average Remaining Contractual Term (In Years), Exercisable or Vested	4 years 11 months 1 day	5 years 4 months 20 days
Aggregate Intrinsic Value, Exercisable or Vested	$ 67,152,000	$ 20,841,000
Weighted Average Exercise Price, Granted		$ 1.7
Number of Options, Unvested		1,489,339
Weighted Average Exercise Price, Unvested		$ 1.71
Aggregate Intrinsic Value, Unvested		$ 16,347,000
Weighted Average Remaining Contractual Term (In Years), Unvested		7 years 1 month 2 days